Consolidated Statements of Operations and Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Net revenues	¥ 2,119,514	$ 332,598	¥ 1,502,908	¥ 1,180,597
Cost of revenues	(1,502,505)	(235,776)	(1,134,678)	(910,155)
Gross profit	617,009	96,822	368,230	270,442
Operating expenses:
Selling and marketing expenses	(386,204)	(60,604)	(142,734)	(208,550)
General and administrative expenses	(104,617)	(16,417)	(88,856)	(45,714)
Research and development expenses	(264,706)	(41,538)	(225,329)	(158,015)
Total operating expenses	(755,527)	(118,559)	(456,919)	(412,279)
Operating loss	(138,518)	(21,737)	(88,689)	(141,837)
Other income:
Interest income/(expenses), net	(1,103)	(173)	(1,796)	300
Foreign exchange gains/(losses)	(738)	(116)	(836)	1,178
Investment income	468	73	1,241	0
Government grants	13,496	2,118	12,870	9,452
Others, net	(479)	(75)	(3,975)	(2,050)
Loss before income taxes	(126,874)	(19,910)	(81,185)	(132,957)
Income tax expense	(376)	(59)	(999)	0
Net loss	(127,250)	(19,969)	(82,184)	(132,957)
Accretions to preferred shares redemption value	0	0	(154,066)	(940,186)
Net loss attributable to the Lizhi Inc.'s ordinary shareholders	(127,250)	(19,969)	(236,250)	(1,073,143)
Net loss	(127,250)	(19,969)	(82,184)	(132,957)
Other comprehensive income/(loss):
Foreign currency translation adjustments	(7,848)	(1,232)	(6,338)	671
Total other comprehensive income/(loss)	(7,848)	(1,232)	(6,338)	671
Total comprehensive loss	(135,098)	(21,201)	(88,522)	(132,286)
Accretions to preferred shares redemption value	0	0	(154,066)	(940,186)
Comprehensive loss attributable to the Lizhi Inc.'s ordinary shareholders	¥ (135,098)	$ (21,201)	¥ (242,588)	¥ (1,072,472)
Net loss attributable to the Lizhi Inc.'s ordinary shareholders per share
Basic | (per share)	¥ (0.13)	$ (0.02)	¥ (0.27)	¥ (4.13)
Diluted | (per share)	¥ (0.13)	$ (0.02)	¥ (0.27)	¥ (4.13)
Weighted average number of ordinary shares
Basic	991,715,849	991,715,849	883,202,412	260,000,000
Diluted	991,715,849	991,715,849	883,202,412	260,000,000
American Depository Shares [Member]
Net loss attributable to the Lizhi Inc.'s ordinary shareholders per share
Basic | (per share)	¥ (2.57)	$ (0.40)	¥ (5.35)	¥ (82.55)
Diluted | (per share)	¥ (2.57)	$ (0.40)	¥ (5.35)	¥ (82.55)
Weighted average number of ordinary shares
Basic	49,585,792	49,585,792	44,160,121	13,000,000
Diluted	49,585,792	49,585,792	44,160,121	13,000,000